Forward Merger - Transaction (Details) $ / shares in Units, $ in Millions	Jul. 31, 2024 USD ($) D $ / shares shares	Jul. 23, 2024 shares	Feb. 13, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Jul. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares shares
Forward Merger
Common stock par value | $ / shares				$ 0.0001	$ 0.001	$ 0.001
Preferred stock, par value | $ / shares	$ 0.001			$ 0.0001
Preferred stock conversion ratio	1
PIPE Financing | $	$ 64.5
Number of shares issued in exchange of commitment to purchase Class A shares of ARYA in the open market and not to redeem	355,457
Number of shares issued in exchange of non-redemption of shares	405,772
Common Stock reserved for future issuance under the 2024 Equity Incentive Plan	1,036,666			21,205,970		5,713,959
Cash investment | $	$ 12.0
Convertible Securities Notes
Forward Merger
Principal amount | $	$ 20.0		$ 20.0	$ 7.0
Interest rate	13.00%		13.00%
Conversion price | $ / shares			$ 10
Base Warrants
Forward Merger
Number of warrants issued in exchange of non-redemption of shares	343,756
Warrants reserved for future issuance	1,440,000
Warrants issued upon conversion of debt		3,540,000
Exercise price | $ / shares				$ 2.41
PIPE Pre-funded warrants
Forward Merger
Warrants reserved for future issuance	670,000
Exercise price | $ / shares	$ 0.01			$ 0.01
Convert Warrants
Forward Merger
Principal amount | $				$ 20.0
Warrants issued upon conversion of debt			1,500,000
Exercise price | $ / shares	$ 24		$ 24	$ 24
Convert Warrants | Convertible Securities Notes
Forward Merger
Principal amount | $			$ 20.0
Conversion price | $ / shares			$ 10
Exercise price | $ / shares			$ 24
Sponsor | Base Warrants
Forward Merger
Number of warrants issued in exchange of commitment to purchase Class A shares of ARYA in the open market and not to redeem	299,902
PIPE Investor
Forward Merger
Investment in the form of debt | $	$ 29.5
Accrued interest | $	1.7
Additional cash investment | $	$ 15.9		$ 15.9
Number of shares issued in exchange of convertible debt and additional cash investment	6,622,959
Warrants issued upon conversion of debt			3,540,000
PIPE Investor | Base Warrants
Forward Merger
Number of warrants issued in exchange of convertible debt and additional cash investment	5,445,069
Class A ordinary share
Forward Merger
Common stock par value | $ / shares	$ 0.0001
Class B ordinary share
Forward Merger
Common stock par value | $ / shares	$ 0.0001
Class A Arya Shares
Forward Merger
Value of common stock reserved for future issuance | $	$ 2.5
Number of shares subjected to redemption	247,700
Class A Arya Shares | Base Warrants
Forward Merger
Exercise price | $ / shares				$ 10
ARYA Sciences Acquisition Corp IV | Sponsor
Forward Merger
Number of common stock shares issuable that are subjected to vesting	1,147,500
Share trigger price for vesting | $ / shares	$ 24
Threshold number of trading days to exceed or maintain trigger price for vesting of shares | D	20
Threshold number of consecutive trading days to exceed or maintain trigger price for vesting of shares | D	30
Threshold vesting period	10 years
ARYA Sciences Acquisition Corp IV | Class A ordinary share
Forward Merger
Common stock par value | $ / shares	$ 0.0001
Number of share for each share	1
ARYA Sciences Acquisition Corp IV | Class B ordinary share
Forward Merger
Common stock par value | $ / shares	$ 0.0001
Number of share for each share	1
ARYA Sciences Acquisition Corp IV | Class B ordinary share | Sponsor
Forward Merger
Number of shares forfeited	1,000,000